Shareholders’ Equity (Details) - Schedule of non-controlling interest - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ 111,150	$ 203,013
GMB(Beijing) [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	75,853	161,923
GMB Culture [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	146,872	130,346
GMB Linking [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	2,673	4,644
GMB Consulting [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	20,677	37,654
GMB Technology [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (134,925)	$ (131,554)